Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	18. COMMITMENTS AND CONTINGENCIES At the end of each reporting period, neither the Group nor the Company had any significant contingent liabilities, capital and other commitments.	18. COMMITMENTS AND CONTINGENCIES At the end of each reporting period, neither the Group nor the Company had any significant contingent liabilities, capital and other commitments.